CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	Future minimum payments under the lease as of December 31, 2015 are as follows:
Year ended December 31,	Total

2016	$110
2017	43

$153